SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - Notable Labs Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Net income(loss)	$ 2,893	$ (2,092)	$ (6,814)	$ (8,685)
Weighted average common shares outstanding basic	15,429,359	15,424,359	15,427,137	8,950,608
Weighted average common shares outstanding diluted	15,429,359	15,424,359	15,427,137	8,950,608
Net loss per share basic	$ 0.19	$ (0.14)	$ (0.44)	$ (0.97)
Net loss per share diluted	$ 0.19	$ (0.14)	$ (0.44)	$ (0.97)